-----------------------------------------------------------------------------
           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
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BBH Broad Market Fixed Income Fund
BBH Inflation-Indexed Securities Fund
BBH Tax-Efficient Equity Fund
(portfolios of BBH Fund, Inc.)


Supplement to Prospectuses dated February 28, 2006


As previously announced, effective September 1, 2006, the BBH Broad Market Fixed Income Fund, BBH Inflation-Indexed Securities Fund and BBH Tax-Efficient Equity Fund (collectively, the "Funds") have changed their names. In your Prospectuses, please delete all references to the "Funds" and replace them with the following:

Old Fund Name                             New Fund Name
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BBH Broad Market Fixed Income Fund       BBH Broad Market Fund
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BBH Inflation-Indexed Securities Fund    BBH Real Return Fund
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BBH Tax-Efficient Equity Fund            BBH Core Select
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Additionally, effective September 1, 2006, please delete the first sentence and the last paragraph under the heading "PRINCIPAL INVESTMENT STRATEGIES" of your prospectuses.




                                                                 August 29, 2006
Investment Company Act File No. 811-06139
Cusip 05528X  836
Cusip 05528X  851
Cusip 05528X  802
Cusip 05528X  877
Cusip 05528X  885
Cusip 05528X  604
35447 (8/06)
Edgewood Services, Inc., Distributor of the Funds





------------------------------------------------------------------------------
            IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
------------------------------------------------------------------------------

BBH Broad Market Fixed Income Fund
BBH Inflation-Indexed Securities Fund
BBH Tax-Efficient Equity Fund
(portfolios of BBH Fund, Inc.)

Supplement to the Statements of Additional Information dated February 28, 2006


I. As previously announced, effective September 1, 2006, the BBH Broad Market Fixed Income Fund, BBH Inflation-Indexed Securities Fund and BBH Tax-Efficient Equity Fund (collectively, the "Funds") have changed their names. In your Statements of Additional Information, please delete all references to the "Funds" and replace them with the following:

      Old Fund Name                       New Fund Name
      --------------------------------------------------------------------------
       BBH Broad Market Fixed Income     BBH Broad Market Fund
       Fund
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
       BBH Inflation-Indexed             BBH Real Return Fund
       Securities Fund
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
       BBH Tax-Efficient Equity Fund     BBH Core Select
      --------------------------------------------------------------------------

------------------------------------------------------------------------------
II. Effective September 1, 2006, for all Funds, please delete the sentence labeled with the Roman Numeral (iii) under the sub-heading
      "Non-Fundamental Restrictions".

III. Effective September 1, 2006, for the Broad Market Fixed Income Fund only, under the sub-heading "INVESTMENT OBJECTIVE AND POLICIES," please delete the second and third paragraphs.

IV. Effective September 1, 2006, for the Inflation-Indexed Securities Fund only, under the heading "INVESTMENTS," please insert the following:

      Event-linked bonds

            Event-linked bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

            Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

      Rule 144A Securities

            The Investment Adviser may, on behalf of the Fund, purchase securities that are not registered under the 1933 Act, but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored.


                                                                 August 29, 2006
Investment Company Act File No. 811-06139
Cusip 05528X  836
Cusip 05528X  851
Cusip 05528X  802
Cusip 05528X  877
Cusip 05528X  885
Cusip 05528X  604
35477 (8/06)
Edgewood Services, Inc., Distributor of the Funds